Share-Based Payments - RSU Plan (Details) € / shares in Units, item in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) item € / shares	Dec. 31, 2018 EUR (€) item € / shares	Dec. 31, 2017 EUR (€)
SHARE-BASED PAYMENTS
Fair value of unvested RSAs, RSUs, PSUs, and options	€ 1,735	€ 1,030
Share-based payment expenses	€ 1,835	€ 830	€ 1,120
RSU
SHARE-BASED PAYMENTS
Average closing price over the five trading days | € / shares	€ 120.32	€ 86.93
Service RSUs
SHARE-BASED PAYMENTS
Number of unvested RSAs, RSUs, PSUs, and options | item	9,339	8,512
Fair value of unvested RSAs, RSUs, PSUs, and options	€ 1,100	€ 774
Service RSUs | Lowest
SHARE-BASED PAYMENTS
Remaining vesting period	1 year
Remaining vesting period	1 year
Service RSUs | Highest
SHARE-BASED PAYMENTS
Remaining vesting period	3 years
Remaining vesting period	3 years
Service and performance RSUs
SHARE-BASED PAYMENTS
Performance goals against KPI targets (as a percent)	118.70%	106.70%	78.20%
Service and performance RSUs | Lowest
SHARE-BASED PAYMENTS
Number of awards that may vest as percent of the number granted	0.00%
Service and performance RSUs | Highest
SHARE-BASED PAYMENTS
Remaining vesting period	3 years
Number of awards that may vest as percent of the number granted	200.00%
Remaining vesting period	3 years